Leases - Summary of lease cost recognized in statements of comprehensive (loss) income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of lease cost
Operating lease expense	¥ 35,548	¥ 54,565	¥ 89,629
Short-term lease expense	7,561	5,430	5,596
Total lease cost	¥ 43,109	¥ 59,995	¥ 95,225